Annual Total Returns[BarChart] - International Equity Portfolio - International Equity Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.10%)	21.52%	21.38%	(8.80%)	(2.21%)	2.89%	22.30%	(15.41%)	12.60%	(2.71%)